Report of Independent Registered Public Accounting Firm

To the Board of Trustees of ProShares Trust and Shareholders of each of funds listed in Appendix A

In planning and performing our audits of the financial statements of each of the funds listed in Appendix A (constituting ProShares
Trust, hereafter collectively referred to as the "Funds"), as of and for the year ended May 31, 2026 (except as indicated in Appendix A), in accordance with the standards of the Public
Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds' internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds' internal control over financial reporting.

The management of the Funds is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company;
(2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company's assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of anyevaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company's annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds' internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds' internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of May 31, 2026.

This report is intended solely for the information and use of the Board of Trustees of ProShares Trust and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

/s/PricewaterhouseCoopers LLP
Columbus, Ohio
July 27, 2026

Appendix A

Bitcoin & Ether Equal Weight ETF*
Bitcoin & Ether Market Cap Weight ETF*
Bitcoin ETF*
Ether ETF*
CoinDesk 20 Crypto ETF (a)*
Short Bitcoin ETF*
Short Ether ETF*
Ultra Bitcoin ETF*
Ultra Ether ETF*
Ultra Solana ETF (b)*
Ultra XRP ETF (b)*
UltraShort Bitcoin ETF*
UltraShort Ether ETF*
Ultra Copper K-1 Free ETF (c)
Ultra Palladium K-1 Free ETF (c)
Ultra Platinum K-1 Free ETF (c)
Short 20+ Year Treasury
Short 7-10 Year Treasury
Short Dow30
Short Financials
Short FTSE China 50
Short High Yield
Short MidCap400
Short MSCI EAFE
Short MSCI Emerging Markets
Short QQQ
Short Real Estate
Short Russell2000
Short S&P500
Short SmallCap600
Smart Materials ETF
Supply Chain Logistics ETF
Ultra 20+ Year Treasury
Ultra 7-10 Year Treasury
Ultra Communication Services
Ultra Consumer Discretionary
Ultra Consumer Staples
Ultra Dow30
Ultra Energy
Ultra Financials
UltraShort Dow30
UltraShort Energy
UltraShort Financials
UltraShort FTSE China 50
UltraShort FTSE Europe
UltraShort Health Care
UltraShort Industrials
UltraShort Materials
UltraShort MidCap400
UltraShort MSCI Brazil Capped
UltraShort MSCI EAFE
UltraShort MSCI Emerging Markets
UltraShort MSCI Japan
UltraShort Nasdaq Biotechnology
UltraShort QQQ
UltraShort Real Estate
UltraShort Russell2000
UltraShort S&P500
UltraShort Semiconductors
UltraShort SmallCap600
UltraShort Technology
UltraShort QQQ Mega (f)
UltraShort Utilities
GENIUS Money Market ETF (g)
Ultra COIN (h)
Ultra CRCL (i)
Ultra NVDA (h)
Ultra PLTR (h)
Ultra TSLA (h)
Big Data Refiners ETF
Decline of the Retail Store ETF
DJ Brookfield Global Infrastructure ETF
Equities for Rising Rates ETF
Global Listed Private Equity ETF
Hedge Replication ETF
High Yield-Interest Rate Hedged
Inflation Expectations ETF
Investment Grade-Interest Rate Hedged
K-1 Free Crude Oil ETF*
Large Cap Core Plus
Ultra FTSE Europe
Ultra Health Care
Ultra High Yield
Ultra Industrials
Ultra Materials
Ultra MidCap400
Ultra MSCI Brazil Capped
Ultra MSCI EAFE
Ultra MSCI Emerging Markets
Ultra MSCI Japan
Ultra Nasdaq Biotechnology
Ultra Nasdaq Cloud Computing
Ultra Nasdaq Cybersecurity
Ultra QQQ Top 30 (d)
Ultra QQQ
Ultra Real Estate
Ultra Russell2000
Ultra S&P 500 Equal Weight (e)
Ultra S&P500
Ultra Semiconductors
Ultra SmallCap600
Ultra Technology
Ultra QQQ Mega (f)
Ultra Utilities
Ultra FTSE China 50
UltraPro Dow30
UltraPro MidCap400
UltraPro QQQ
UltraPro Russell2000
UltraPro S&P500
UltraPro Short 20+ Year Treasury
UltraPro Short Dow30
UltraPro Short MidCap400
UltraPro Short QQQ
UltraPro Short Russell2000
UltraPro Short S&P500
UltraShort 20+ Year Treasury
UltraShort 7-10 Year Treasury
UltraShort Consumer Discretionary
UltraShort Consumer Staples
Long Online/Short Stores ETF
Merger ETF
Metaverse ETF
MSCI EAFE Dividend Growers ETF
MSCI Emerging Markets Dividend Growers ETF
MSCI Europe Dividend Growers ETF
MSCI Transformational Changes ETF
Nanotechnology ETF
Nasdaq-100 Dynamic Buffer ETF (j)
Nasdaq-100 High Income ETF
On-Demand ETF
Online Retail ETF
Pet Care ETF
Nasdaq-100 Dorsey Wright Momentum ETF
Russell U.S. Dividend Growers ETF
S&P Global Core Battery Metals ETF
S&P Technology Dividend Aristocrats ETF
Russell 2000 High Income ETF
Russell 2000 Dividend Growers ETF
Russell 2000 Dynamic Buffer ETF (j)
S&P 500 Dividend Aristocrats ETF
S&P 500 Dynamic Buffer ETF (j)
S&P 500 High Income ETF
S&P 500 Ex-Energy ETF
S&P 500 Ex-Financials ETF
S&P 500 Ex-Health Care ETF
S&P 500 Ex-Technology ETF
S&P Kensho Cleantech ETF
S&P Kensho Smart Factories ETF
S&P MidCap 400 Dividend Aristocrats ETF
S&P 500 Buyback Aristocrats ETF (k)

(a) For the period February 2, 2026 (commencement of investment operations) through May 31, 2026
(b) For the period July 14, 2025 (commencement of investment operations) through May 31, 2026
(c) For the period April 20, 2026 (commencement of investment operations) through May 31, 2026
(d) For the period August 13, 2025 (commencement of investment operations) through May 31, 2026
(e) For the period August 25, 2025 (commencement of investment operations) through May 31, 2026
(f) For the period June 10, 2025 (commencement of investment operations) through May 31, 2026
(g) For the period February 17, 2026 (commencement of investment operations) through May 31, 2026
(h) For the period September 8, 2025 (commencement of investment operations) through May 31, 2026
(i) For the period August 6, 2025 (commencement of investment operations) through May 31, 2026
(j) For the period June 24, 2025 (commencement of investment operations) through May 31, 2026
(k) For the period May 6, 2026 (commencement of investment operations) through May 31, 2026

*    Consolidated financial statements